RELATED PARTY TRANSACTIONS (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 13.	RELATED PARTY TRANSACTIONS

Equity Investments in Affiliates

All of ACL’s staff is employed by RLJE Ltd.  ACL was charged overhead and personnel costs for the three months ended March 31, 2015 and 2014, of approximately $426,000 and $397,000, respectively.

ACL paid dividends to RLJE Ltd. of zero and $1.1 million during the three months ended March 31, 2015 and 2014, respectively.  Dividends received were recorded as a reduction to the ACL investment account.

Foreign Currency

We recognize foreign currency gains and losses, as a component of other expense, on net amounts lent by Acorn Media to RLJE Ltd. and RLJE Australia.  As of March 31, 2015, Acorn Media had lent its U.K. subsidiaries approximately $11.7 million and its Australian subsidiary approximately $3.6 million.  Amounts lent will be repaid in U.S. dollars based on available cash. Movement in exchange rates between the U.S. dollar and the functional currencies (which are the British Pound Sterling and the Australian dollar) of those subsidiaries that were lent the monies will result in foreign currency gains and losses.  During the three months ended March 31, 2015 and 2014, we recognized a loss of $841,000 and a gain of $156,000, respectively.

The RLJ Companies, LLC

On June 27, 2013, The RLJ Companies, LLC (whose sole manager and voting member is the chairman of our board of directors) purchased from one of our vendors $3.5 million of contract obligations that we owed to the vendor.  These purchased liabilities, which are now owed to RLJ Companies, LLC, are included in accrued royalties and distribution fees in the accompanying consolidated balance sheets.

RLJ SPAC Acquisition, LLC

The chairman of our board of directors (Mr. Robert L. Johnson) through his company, RLJ SPAC Acquisition, LLC, has entered into a plan to purchase up to $2.0 million of our outstanding common stock from time to time over a 24-month period beginning June 19, 2013. Any purchases under the plan will be at the discretion of Lazard Capital Markets LLC in the open market or in privately negotiated transactions in compliance with applicable laws and regulations.

All $2.0 million of Common Stock may not be purchased during the 24-month period.  The Plan may be terminated by Mr. Johnson at any time.

The repurchases by RLJ SPAC Acquisition LLC during the quarter is reported in Part II, Other Information, Item 2, Unregistered Sales of Equity Securities and Use of Proceeds of this Form 10-Q.

Sale of Preferred Stock and Warrants

Subsequent to March 31, 2015, certain board members and their affiliate companies purchased 16,500 shares of preferred stock and warrants to acquire 4,950,000 shares of common stock from the Company for $16.5 million (see Note 14, Subsequent Events).

NOTE 22.	RELATED PARTY TRANSACTIONS

Equity Investments in Affiliates

All of ACL’s staff is employed by RLJE Ltd.  ACL was charged overhead and personnel costs for the years ended December 31, 2014 and 2013, of approximately $2.3 million and $2.1 million, respectively.

ACL paid dividends to RLJE Ltd. of $4.0 million and $4.0 million during the years ended December 31, 2014 and 2013, respectively.  Dividends received were recorded as a reduction to the ACL investment account.

Foreign Currency

We recognize foreign currency gains and losses, as a component of other expense, on amounts lent by Acorn Media to RLJE Ltd. and RLJE Australia.  As of December 31, 2014, Acorn Media had lent its U.K. subsidiaries approximately $15.5 million and its Australian subsidiary approximately $3.6 million.  Amounts lent will be repaid in U.S. dollars based on available cash. Movement in exchange rates between the U.S. dollar and the functional currencies (which are the British Pound Sterling and the Australian dollar) of those subsidiaries that were lent the monies will result in foreign currency gains and losses.  During the years ended December 31, 2014 and 2013, we recognized a loss of $1.1 million and $484,000, respectively.

The RLJ Companies, LLC

On June 27, 2013, The RLJ Companies, LLC (whose sole manager and voting member is the chairman of our board of directors) purchased from one of our vendors $3.5 million of contract obligations that we owed to the vendor.  These obligation were payable by us to the vendor through September 5, 2013.  Pursuant to the purchase, The RLJ Companies, LLC has become the account creditor with respect to these accounts.  These accounts have not been otherwise modified.  These purchased liabilities are included in accrued royalties and distribution fees in the accompanying consolidated balance sheets for 2014 and 2013.

RLJ SPAC Acquisition, LLC

Our chairman of our board of directors (Mr. Robert L. Johnson) through his company, RLJ SPAC Acquisition, LLC, has entered into a plan to purchase up to $2.0 million of our outstanding common stock from time to time over a 24-month period beginning June 19, 2013. Any purchases under the plan will be at the discretion of Lazard Capital Markets LLC in the open market or in privately negotiated transactions in compliance with applicable laws and regulations.

All $2.0 million of Common Stock may not be purchased during the 24-month period.  The Plan may be terminated by Mr. Johnson at any time.

During 2014 and 2013, RLJ SPAC Acquisition LLC purchased 128,665 and 232,531 shares, respectively.